Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30, 2023	December 31, 2022
Machinery and equipment	$1,849,145	$1,769,482
Transportation vehicles	396,526	237,255
Electronic devices	101,732	89,614
Office furniture and equipment	56,155	48,728
Leasehold improvements	23,836	-
Building	489,906	501,023
Total property plant and equipment, at cost	2,917,300	2,646,102
Less: accumulated depreciation	1,114,242	983,947
Property, plant and equipment, net	$1,803,058	$1,662,155

As of June 30, 2023 and December 31, 2022, the Company had no impaired or pledged property and equipment.

Additions to property and equipment for the fiscal periods ended June 30, 2023 and December 31, 2022 were $400,414 and $926,117, respectively. There were no disposals during these periods.

Depreciation expenses were $186,658 and $121,126 for the six months ended June 30, 2023 and 2022, respectively

There were no depreciation expenses included in cost of sales during the six months ended June 30, 2023 and 2022.